UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 34.9%
Industrial - 28.5%
Basic - 3.3%
AK Steel Corp.
7.75%, 6/15/12 (a)	US	$ 1,050	$871,500
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)(b)		900	346,500
Arch Western Finance LLC
6.75%, 7/01/13 (a)		643	609,243
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)		1,535	283,975
Caraustar Industries, Inc.
7.375%, 6/01/09 (a)		750	405,000
Cascades, Inc.
7.25%, 2/15/13 (a)		1,200	678,000
Domtar Corp.
5.375%, 12/01/13 (a)		500	363,750
Evraz Group SA
8.25%, 11/10/15 (a)(b)		2,534	1,545,740
8.875%, 4/24/13 (a)(b)		843	522,660
Georgia Gulf Corp.
10.75%, 10/15/16 (a)		1,500	45,000
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)		433	398,360
7.125%, 1/15/17 (a)(b)		517	471,762
8.875%, 5/15/31 (a)		300	228,000
Graphic Packaging International Corp.
9.50%, 8/15/13 (a)		1,200	912,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
5.73%, 11/15/14 (a)(c)		815	65,200
9.75%, 11/15/14 (a)		315	37,800
Huntsman International LLC
7.875%, 11/15/14 (a)		450	234,000
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		2,105	105,250
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (d)		1,100	121,000

MacDermid, Inc.
9.50%, 4/15/17 (a)(b)	715	350,350
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(e)	791	260,958
11.50%, 12/01/16 (a)	750	183,750
NewMarket Corp.
7.125%, 12/15/16 (a)	700	542,500
NewPage Corp.
10.00%, 5/01/12 (a)	920	354,200
Novelis, Inc.
7.25%, 2/15/15 (a)	795	445,200
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	910	887,250
Quality Distribution LLC
9.00%, 11/15/10 (a)	1,429	442,990
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (d)	1,000	105,000
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)(b)	1,570	957,700
9.75%, 7/29/13 (a)(b)	4,528	2,716,800
Teck Cominco Ltd.
6.125%, 10/01/35 (a)	5,000	2,385,285
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/01/12 (d)	222	31,080
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)	3,549	2,377,830
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16 (a)	700	196,000

		20,481,633

Capital Goods - 2.2%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	1,313	393,900
AMH Holdings, Inc
11.25%, 3/01/14 (a)(f)	1,526	686,700
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	877	429,730
10.25%, 3/01/16 (a)	672	255,360
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	915	741,150
8.00%, 11/15/14 (a)(b)	1,060	906,300
Case Corp.
7.25%, 1/15/16 (a)	997	712,855
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,324	959,900

Crown Americas
7.625%, 11/15/13 (a)		1,042	1,042,000
Grohe Holding GMBH
8.625%, 10/01/14 (a)(b)	EUR	750	307,294
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	US$	830	780,200
Owens Corning, Inc.
6.50%, 12/01/16 (a)		355	257,108
7.00%, 12/01/36 (a)		4,450	2,765,755
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)		1,300	949,000
Sequa Corp.
11.75%, 12/01/15 (a)(b)		545	218,000
Terex Corp.
8.00%, 11/15/17 (a)		1,046	868,180
United Rentals North America, Inc.
6.50%, 2/15/12 (a)		500	410,000
7.75%, 11/15/13 (a)		1,500	975,000

			13,658,432

Communications - Media - 3.6%
Allbritton Communications Co.
7.75%, 12/15/12 (a)		1,230	608,850
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)		910	778,050
American Media Operations, Inc.
8.875%, 1/15/11 (d)		1,000	300,000
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)		1,000	965,000
CCH I LLC
11.00%, 10/01/15 (a)		570	99,750
11.75%, 5/15/14 (a)(f)		4,338	86,760
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)		1,205	162,675
5.75%, 1/15/13 (a)		3,288	558,960
CSC Holdings, Inc.
6.75%, 4/15/12 (a)		1,482	1,426,425
7.875%, 2/15/18 (a)		212	195,040
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)		326	208,640
Dex Media, Inc.
9.00%, 11/15/13 (a)(f)		1,250	156,250
DirecTV Holdings LLC
6.375%, 6/15/15 (a)		5,155	4,845,700
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14 (a)		950	788,500

Idearc, Inc.
8.00%, 11/15/16 (a)		2,795	87,344
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,972	1,885,725
Lamar Media Corp.
6.625%, 8/15/15 (a)		1,291	968,250
Liberty Media Corp.
5.70%, 5/15/13 (a)		895	665,902
LIN Television Corp.
6.50%, 5/15/13 (a)		1,100	605,000
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (a)(f)		700	283,500
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,802	1,414,570
Rainbow National Services LLC
10.375%, 9/01/14 (a)(b)		1,158	1,172,475
The Reader’s Digest Association, Inc.
9.00%, 2/15/17 (a)		750	60,000
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (a)		1,420	127,800
Series A-3
8.875%, 1/15/16 (a)		1,000	105,000
Series A-4
8.875%, 10/15/17 (a)		1,210	121,000
Shaw Communications, Inc.
7.20%, 12/15/11 (a)		655	632,075
7.25%, 4/06/11 (a)		1,235	1,191,775
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)		1,249	274,780
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(b)		379	223,610
Thomson
5.75%, 9/25/15 (a)(g)	EUR	925	236,873
Univision Communications, Inc.
7.85%, 7/15/11 (a)	US$	531	358,425
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)		1,283	346,410
WMG Holdings Corp.
9.50%, 12/15/14 (a)(f)		2,168	758,800

			22,699,914

Communications - Telecommunications - 3.6%
Centennial Communications Corp.
10.00%, 1/01/13 (a)		855	902,025
Cincinnati Bell, Inc.
8.375%, 1/15/14 (a)		1,450	1,297,750

Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,357	1,234,870
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	1,741	1,532,080
Fairpoint Communications, Inc.
13.125%, 4/01/18 (a)(b)	1,005	562,800
Frontier Communications Corp.
6.25%, 1/15/13 (a)	1,222	1,148,680
Gallery Capital SA
10.125%, 5/15/13 (a)(b)	960	240,000
Inmarsat Finance PLC
10.375%, 11/15/12 (a)(f)	1,165	1,153,350
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	1,500	960,000
9.25%, 11/01/14 (a)	628	455,300
MetroPCS Wireless, Inc.
9.25%, 11/01/14 (a)	905	838,256
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	1,155	984,638
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	1,000	470,000
Series E
6.875%, 10/31/13 (a)	5,000	2,425,000
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,542	1,426,350
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,000	1,702,500
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(b)(e)	1,075	268,750
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	1,196	1,094,340
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (a)(b)	2,545	1,857,850
Windstream Corp.
8.125%, 8/01/13 (a)	1,827	1,799,595
8.625%, 8/01/16 (a)	294	289,590

		22,643,724

Consumer Cyclical - Automotive - 1.0%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	850	425,000
Cooper-Standard Automotive , Inc.
7.00%, 12/15/12 (a)	845	261,950
Ford Motor Co.
7.45%, 7/16/31 (a)	2,265	498,300
Ford Motor Credit Co.
4.01%, 1/13/12 (a)(c)	640	396,800
7.00%, 10/01/13 (a)	974	606,361
8.00%, 12/15/16 (a)	1,400	838,306

General Motors Corp.
8.25%, 7/15/23 (a)	1,993	269,055
8.375%, 7/15/33 (a)	1,503	210,420
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	175	167,125
9.00%, 7/01/15 (a)	502	463,095
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	986	374,680
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,354	311,420
8.50%, 12/01/13 (a)	221	50,830
8.75%, 12/01/16 (a)	1,098	208,620
Tenneco, Inc.
8.625%, 11/15/14 (a)	500	152,500
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	2,300	1,035,000
Visteon Corp.
7.00%, 3/10/14 (a)	1,738	121,660

		6,391,122

Consumer Cyclical - Other - 2.7%
Beazer Homes USA, Inc.
6.875%, 7/15/15 (a)	1,000	317,500
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	1,200	1,062,000
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	599	143,760
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)(b)	500	175,000
DR Horton, Inc.
6.00%, 4/15/11 (a)	1,756	1,527,720
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,000	767,500
Greektown Holdings LLC
10.75%, 12/01/13 (b)(d)	1,159	220,210
Harrah’s Operating Co., Inc.
5.375%, 12/15/13 (a)	5,000	925,000
5.625%, 6/01/15 (a)	1,935	290,250
5.75%, 10/01/17 (a)	108	16,470
6.50%, 6/01/16 (a)	1,177	176,550
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	481	395,622
Series Q
6.75%, 6/01/16 (a)	1,558	1,246,400

KB Home
5.875%, 1/15/15 (a)	295	202,075
Levi Strauss & Co.
8.875%, 4/01/16 (a)	1,200	924,000
M/I Homes, Inc.
6.875%, 4/01/12 (a)	1,500	757,500
Meritage Homes Corp.
6.25%, 3/15/15 (a)	750	461,250
MGM Mirage
7.625%, 1/15/17 (a)	315	173,250
8.375%, 2/01/11 (a)	1,241	719,780
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,769	981,795
Pinnacle Entertainment, Inc.
7.50%, 6/15/15 (a)	1,250	906,250
Quiksilver, Inc.
6.875%, 4/15/15 (a)	1,150	631,063
Six Flags, Inc.
9.625%, 6/01/14 (a)	918	183,600
Standard Pacific Corp.
6.50%, 8/15/10 (a)	750	618,750
Station Casinos, Inc.
6.625%, 3/15/18 (a)	1,755	52,650
6.875%, 3/01/16 (a)	1,500	45,000
Tropicana Entertainment LLC
9.625%, 12/15/14 (d)	750	9,375
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 - 9/15/14 (a)(b)	1,254	897,620
Universal City Development Partners
11.75%, 4/01/10 (a)	480	369,600
WCI Communities, Inc.
6.625%, 3/15/15 (d)	750	60,000
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,890	472,500
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	1,319	961,221

		16,691,261

Consumer Cyclical - Restaurants - 0.1%
OSI Restaurant Partners, Inc.
10.00%, 6/15/15 (a)	750	127,500
Sbarro, Inc.
10.375%, 2/01/15 (a)	1,250	650,000

		777,500

Consumer Cyclical - Retailers - 2.1%
Asbury Automotive Group, Inc.
8.00%, 3/15/14 (a)	830	390,100
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	1,600	240,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	896	273,280
Couche-Tard US/Finance
7.50%, 12/15/13 (a)	1,242	1,155,060
Dollar General Corp.
10.625%, 7/15/15 (a)	910	905,450
Duane Reade, Inc.
9.75%, 8/01/11 (a)	780	421,200
GSC Holdings Corp.
8.00%, 10/01/12 (a)	2,784	2,756,160
Hines Nurseries, Inc.
10.25%, 10/01/11 (d)	1,000	210,000
Limited Brands, Inc.
5.25%, 11/01/14 (a)	3,194	2,173,428
6.90%, 7/15/17 (a)	3,710	2,534,605
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	1,000	450,000
11.375%, 11/01/16 (a)	500	155,000
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 (a)(e)	700	311,500
10.375%, 10/15/15 (a)	500	227,500
Rite Aid Corp.
6.875%, 8/15/13 (a)	470	98,700
Sally Holdings LLC
9.25%, 11/15/14 (a)	700	644,000
Toys R US, Inc.
7.375%, 10/15/18 (a)	1,200	426,000

		13,371,983

Consumer Non-Cyclical - 4.4%
ACCO Brands Corp.
7.625%, 8/15/15 (a)	1,820	819,000
Aramark Corp.
8.50%, 2/01/15 (a)	1,592	1,548,220
Bausch & Lomb, Inc.
9.875%, 11/01/15 (a)(b)	825	726,000
Biomet, Inc.
11.625%, 10/15/17 (a)	1,400	1,302,000
Boston Scientific Corp.
6.00%, 6/15/11 (a)	3,000	2,895,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (a)	645	245,100

Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (a)(b)	1,523	1,218,400
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	1,500	1,443,750
DaVita, Inc.
7.25%, 3/15/15 (a)	815	786,475
Dean Foods Co.
7.00%, 6/01/16 (a)	1,000	925,000
Del Monte Corp.
6.75%, 2/15/15 (a)	750	705,000
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	1,058	835,820
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	413	402,675
HCA, Inc.
6.375%, 1/15/15 (a)	1,267	886,900
6.50%, 2/15/16 (a)	782	547,400
6.75%, 7/15/13 (a)	816	589,560
9.625%, 11/15/16 (a)(e)	1,007	845,880
Healthsouth Corp.
10.75%, 6/15/16 (a)	1,400	1,382,500
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,341	1,180,080
Invacare Corp.
9.75%, 2/15/15 (a)	750	682,500
Merisant Co.
9.50%, 7/15/13 (d)	1,000	100,000
Multiplan, Inc.
10.375%, 4/15/16 (a)(b)	500	385,000
New Albertsons, Inc.
7.45%, 8/01/29 (a)	1,989	1,551,420
Pinnacle Foods Finance LLC
10.625%, 4/01/17 (a)	750	442,500
Select Medical Corp.
7.625%, 2/01/15 (a)	1,283	808,290
Simmons Co.
10.00%, 12/15/14 (a)(f)	800	20,000
Stater Brothers Holdings
8.125%, 6/15/12 (a)	1,331	1,317,690
Sun Healthcare Group, Inc.
9.125%, 4/15/15 (a)	700	621,250
Universal Hospital Services, Inc.
5.943%, 6/01/15 (a)(c)	500	335,000
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)	579	202,650
Visant Corp.
7.625%, 10/01/12 (a)	968	871,200
Visant Holding Corp.
8.75%, 12/01/13 (a)	750	660,000

		27,282,260

Energy - 1.7%
Chaparral Energy, Inc.
8.875%, 2/01/17 (a)	1,000	220,000
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)	575	468,625
6.625%, 1/15/16 (a)	500	422,500
7.50%, 9/15/13 (a)	404	369,660
CIE Generale De Geophysique
7.50%, 5/15/15 (a)	374	272,085
7.75%, 5/15/17 (a)	69	49,335
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	1,000	700,000
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)	530	253,075
Forest Oil Corp.
7.25%, 6/15/19 (a)	540	449,550
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)(b)	500	285,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)	1,076	839,280
Key Energy Services, Inc.
8.375%, 12/01/14 (a)	750	540,000
Newfield Exploration Co.
6.625%, 9/01/14 (a)	475	425,125
OPTI Canada, Inc.
8.25%, 12/15/14 (a)	800	368,000
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)	944	868,480
Pioneer Natural Resources Co.
5.875%, 7/15/16 (a)	500	388,056
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)	1,000	906,250
Range Resources Corp.
7.50%, 5/15/16 (a)	500	470,000
Tesoro Corp.
6.25%, 11/01/12 (a)	2,070	1,785,375
6.50%, 6/01/17 (a)	409	304,705

		10,385,101

Other Industrial - 0.9%
Education Management LLC
10.25%, 6/01/16 (a)	950	788,500
Neenah Foundary Co.
9.50%, 1/01/17 (a)	700	315,000

Noble Group Ltd.
6.625%, 3/17/15 (a)(b)		1,768	1,113,840
8.50%, 5/30/13 (a)(b)		1,103	843,795
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)		1,092	939,120
11.75%, 8/01/16 (a)		324	210,600
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)		771	601,380
Trimas Corp.
9.875%, 6/15/12 (a)		1,650	825,000

			5,637,235

Services - 0.6%
Expedia, Inc.
8.50%, 7/01/16 (a)(b)		750	592,500
Lottomatica SpA
8.25%, 3/31/66 (a)(b)(g)	EUR	675	622,271
Realogy Corp.
10.50%, 4/15/14 (a)	US$	1,232	277,200
12.375%, 4/15/15 (a)		500	57,500
Service Corp. International
6.75%, 4/01/16 (a)		700	628,250
Ticketmaster Entertainment, Inc.
10.75%, 7/28/16 (a)(b)		670	402,000
Travelport LLC
9.875%, 9/01/14 (a)		1,200	474,000
West Corp.
9.50%, 10/15/14 (a)		461	313,480
11.00%, 10/15/16 (a)		900	526,500

			3,893,701

Technology - 1.8%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)		1,910	1,060,050
Avago Technologies Finance
10.125%, 12/01/13 (a)		963	780,030
CA, Inc.
4.75%, 12/01/09 (a)		551	544,829
Celestica, Inc.
7.875%, 7/01/11 (a)		1,200	1,134,000
Ceridian Corp.
11.25%, 11/15/15 (a)(b)		500	270,000
First Data Corp.
9.875%, 9/24/15 (a)		1,341	750,960
Flextronics International Ltd.
6.50%, 5/15/13 (a)		1,124	921,680
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)		1,480	325,600
10.125%, 12/15/16 (a)		1,429	250,075

Iron Mountain, Inc.
6.625%, 1/01/16 (a)	1,163	1,048,154
Lucent Technologies, Inc.
6.50%, 1/15/28 (a)	1,650	552,750
NXP BV / NXP Funding LLC
3.844%, 10/15/13 (a)(c)	620	148,800
9.50%, 10/15/15 (a)	715	64,350
Sanmina Corp.
8.125%, 3/01/16 (a)	1,450	623,500
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	963	664,470
Sensata Technologies BV
8.00%, 5/01/14 (a)	700	315,000
Serena Software, Inc.
10.375%, 3/15/16 (a)	419	243,020
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	853	712,255
10.25%, 8/15/15 (a)	200	136,000
Telcordia Technologies, Inc.
10.00%, 3/15/13 (a)(b)	805	305,900
Unisys Corp.
8.00%, 10/15/12 (a)	1,100	407,000

		11,258,423

Transportation - Airlines - 0.2%
AMR Corp.
9.00%, 8/01/12 (a)	906	530,010
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	703	492,100
Series RJO3
7.875%, 7/02/18 (a)	196	115,734

		1,137,844

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	976	819,840

Transportation - Services - 0.2%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	1,838	578,970
Hertz Corp.
8.875%, 1/01/14 (a)	947	617,917
US Shipping Partners LP Shipping Finance Corp.
13.00%, 8/15/14 (h)	700	35,000

		1,231,887

		178,361,860

Utility - 4.2%
Electric - 3.5%
The AES Corp.
7.75%, 3/01/14 (a)	2,196	2,091,690
8.00%, 10/15/17 (a)	360	338,400
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	3,141	2,559,915
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16 (a)	1,129	954,005
Edison Mission Energy
7.00%, 5/15/17 (a)	3,648	3,392,640
7.50%, 6/15/13 (a)	1,062	1,019,520
7.75%, 6/15/16 (a)	447	429,120
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)	490	387,100
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10 (a)	3,328	3,046,932
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,710	1,453,500
NRG Energy, Inc.
7.25%, 2/01/14 (a)	245	233,975
7.375%, 2/01/16 - 1/15/17 (a)	2,355	2,221,012
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	1,041	851,017
7.875%, 6/15/17 (a)	1,293	1,047,330
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15 (a)	504	372,960
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,380	718,497
Series Q
6.50%, 11/15/24 (a)	1,007	357,867

		21,475,480

Natural Gas - 0.7%
El Paso Corp.
7.375%, 12/15/12 (a)	394	365,435
Enterprise Products Operating LLC
8.375%, 8/01/66 (a)(g)	1,230	774,900
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)	745	642,563
Regency Energy Partners
8.375%, 12/15/13 (a)	590	457,250
Source Gas LLC
5.90%, 4/01/17 (a)(b)	3,000	2,271,234

		4,511,382

		25,986,862

Financial Institutions - 2.2%
Banking - 0.5%
ALB Finance BV
9.25%, 9/25/13 (a)(b)	1,136	499,840
CenterCredit International
8.625%, 1/30/14 (a)(b)	1,134	453,600
Kazkommerts International BV
8.50%, 4/16/13 (a)(b)	1,150	667,000
RS Finance (RSB)
7.50%, 10/07/10 (a)(b)	2,587	1,190,020

		2,810,460

Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	375	157,500
Lehman Brothers Holdings, Inc.
Series MTN
6.875%, 5/02/18 (d)	1,600	224,000
Series MTNG
4.80%, 3/13/14 (d)	1,800	252,000

		633,500

Finance - 0.5%
GMAC LLC
6.75%, 12/01/14 (a)(b)	590	383,451
6.875%, 9/15/11 (a)(b)	1,090	858,148
8.00%, 11/01/31 (a)(b)	404	241,982
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)(b)(f)	1,000	200,000
Residential Capital LLC
9.625%, 5/15/15 (a)(b)	3,132	1,346,760

		3,030,341

Insurance - 1.1%
AFC Capital Trust I
Series B
8.207%, 2/03/27 (a)	5,000	3,250,000
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	457	345,035
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17 (a)	1,000	827,500
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	3,104	1,533,770
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(f)	1,350	1,140,750

		7,097,055

Other Finance - 0.0%
iPayment, Inc.
9.75%, 5/15/14 (a)	500	300,000

		13,871,356

Total Corporates - Non-Investment Grades (cost $349,435,754)		218,220,078

CORPORATES - INVESTMENT GRADES - 19.9%
Industrial - 10.2%
Basic - 2.1%
ArcelorMittal
6.50%, 4/15/14 (a)	1,565	1,291,508
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,466	1,216,780
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)	1,094	972,982
Inco Ltd.
5.70%, 10/15/15 (a)	3,995	3,366,579
Union Carbide Corp.
7.75%, 10/01/96 (a)	2,500	1,418,730
United States Steel Corp.
6.65%, 6/01/37 (a)	3,300	2,076,304
Vale Overseas Ltd.
6.875%, 11/21/36 (a)	1,995	1,712,977
Weyerhaeuser Co.
7.375%, 3/15/32 (a)	1,408	985,318

		13,041,178

Capital Goods - 1.2%
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	962	952,380
Series B
7.125%, 5/15/16 (a)	362	352,950
7.375%, 4/15/14 (a)	1,090	1,073,650
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	2,000	1,970,000
Lafarge SA
7.125%, 7/15/36 (a)	1,500	873,115
Masco Corp.
6.125%, 10/03/16 (a)	2,315	1,486,677
Tyco International Finance SA
8.50%, 1/15/19 (a)	645	684,777

		7,393,549

Communications - Media - 1.2%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	2,500	2,825,065
News America, Inc.
6.40%, 12/15/35 (a)	1,000	924,280

RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	2,400	1,892,774
Turner Broadcasting System, Inc.
8.375%, 7/01/13 (a)	1,973	1,973,677

		7,615,796

Communications - Telecommunications - 0.9%
Alltel Corp.
7.875%, 7/01/32 (a)	1,530	1,621,800
Embarq Corp.
6.738%, 6/01/13 (a)	2,500	2,375,000
Qwest Corp.
7.625%, 6/15/15 (a)	1,590	1,438,950

		5,435,750

Consumer Cyclical - Other - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	2,035	1,628,000
7.875%, 5/01/12 (a)	2,500	2,175,000
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	1,900	1,642,740

		5,445,740

Consumer Cyclical - Retailers - 0.6%
JC Penney Corp., Inc.
7.40%, 4/01/37 (a)	4,100	2,700,071
Macys Retail Holdings, Inc.
6.625%, 4/01/11 (a)	1,500	1,269,657

		3,969,728

Consumer Non-Cyclical - 0.7%
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	664	528,000
5.95%, 3/15/17 (a)	1,415	876,461
Reynolds American, Inc.
7.625%, 6/01/16 (a)	1,376	1,200,593
Sara Lee Corp.
6.125%, 11/01/32 (a)	1,600	1,293,048
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	422	352,370

		4,250,472

Energy - 2.3%
Duke Capital LLC
8.00%, 10/01/19 (a)	2,000	1,986,962
Gaz Capital SA
6.212%, 11/22/16 (a)(b)	7,124	5,208,020
6.51%, 3/07/22 (a)(b)	9,473	5,850,460
TNK-BP Finance SA
7.50%, 7/18/16 (a)(b)	2,308	1,454,040

		14,499,482

Other Industrial - 0.1%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)		741	648,375

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25 (a)		2,035	1,011,426
7.50%, 5/15/25 (a)		325	182,429

			1,193,855

			63,493,925

Financial Institutions - 6.4%
Banking - 2.5%
ATF Bank
9.00%, 5/11/16 (a)(b)		2,564	1,538,400
Countrywide Financial Corp.
6.25%, 5/15/16 (a)		505	465,689
Dresdner Funding Trust I
8.151%, 6/30/31 (a)(b)		2,000	455,214
JP Morgan Chase
7.00%, 6/28/17 (a)(b)	RUB	14,000	131,729
Mizuho Financial Group Cayman Ltd.
8.375%, 4/27/09 (a)	US$	5,100	4,946,439
Morgan Stanley
10.09%, 5/03/17 (a)(b)	BRL	5,230	1,510,388
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(g)	US$	2,400	1,694,258
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(g)		5,000	2,382,550
VTB Capital SA
6.609%, 10/31/12 (a)(b)		2,055	1,623,450
6.875%, 5/29/18 (a)(b)		1,333	946,430

			15,694,547

Finance - 2.0%
CIT Group Funding Co. of Canada
5.20%, 6/01/15 (a)		3,600	2,339,248
CIT Group, Inc.
Series MTN
5.125%, 9/30/14 (a)		4,200	2,731,840
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(b)		911	655,704
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(b)(g)		1,500	491,785
SLM Corp.
Series MTN
5.125%, 8/27/12 (a)		399	319,280
Series MTNA
4.50%, 7/26/10 (a)		399	371,030
5.00%, 10/01/13 (a)		4,100	3,120,231
5.375%, 5/15/14 (a)		3,800	2,815,257

			12,844,375

Insurance - 1.4%
Farmers Insurance Exchange
8.625%, 5/01/24 (a)(b)		3,000	2,156,091
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)(b)(g)		5,000	2,126,810
WR Berkley Corp.
5.60%, 5/15/15 (a)		3,500	2,789,773
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(b)(g)		3,000	1,707,117

			8,779,791

Other Finance - 0.5%
Aiful Corp.
6.00%, 12/12/11 (a)(b)		551	182,194
ORIX Corp.
5.48%, 11/22/11 (a)		3,000	2,212,356
Red Arrow International Leasing PLC
8.375%, 6/30/12 (a)	RUB	37,157	478,146

			2,872,696

			40,191,409

Utility - 2.7%
Electric - 1.4%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11 (a)	US$	723	724,808
Aquila, Inc.
11.875%, 7/01/12 (a)		1,000	1,050,000
Dominion Resources, Inc.
7.50%, 6/30/66 (a)(g)		4,100	2,378,000
Teco Finance, Inc.
6.572%, 11/01/17 (a)		2,048	1,713,510
7.00%, 5/01/12 (a)		2,952	2,843,361

			8,709,679

Natural Gas - 1.3%
Energy Transfer Partners LP
5.95%, 2/01/15 (a)		1,500	1,344,579
Enterprise Products Operating LP
Series B
6.65%, 10/15/34 (a)		1,500	1,248,034
Southern Union Co.
7.60%, 2/01/24 (a)		3,200	2,339,638
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(g)		2,500	1,422,703
Williams Co., Inc.
7.625%, 7/15/19 (a)		1,448	1,379,220
7.875%, 9/01/21 (a)		374	355,300

			8,089,474

			16,799,153

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)(b)	869	647,405
7.70%, 8/07/13 (a)(b)	3,477	2,937,679
8.70%, 8/07/18 (a)(b)	319	240,845

		3,825,929

Total Corporates - Investment Grades (cost $168,594,321)		124,310,416

EMERGING MARKETS - SOVEREIGNS - 16.4%
Non Corporate Sectors - 16.4%
Sovereign - 16.4%
Argentina - 1.8%
Republic of Argentina
1.68%, 8/03/12 (a)(c)	8,000	4,647,333
7.00%, 10/03/15 (a)	16,131	4,863,109
8.28%, 12/31/33 (a)(i)	4,645	1,602,686

		11,113,128

Colombia - 1.3%
Colombia Government International Bond
7.375%, 3/18/19 - 9/18/37 (a)	8,980	8,238,200

Dominican Republic - 0.2%
Dominican Republic STP
Zero Coupon, 7/23/09 (b)	816	684,624
8.625%, 4/20/27 (b)	1,223	782,720

		1,467,344

El Salvador - 0.8%
Republic of El Salvador
7.625%, 9/21/34 (a)(b)	872	706,320
7.65%, 6/15/35 (a)(b)	5,497	4,177,720

		4,884,040

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)(b)	2,306	1,498,900

Indonesia - 1.7%
Republic of Indonesia
6.625%, 2/17/37 (a)(b)	2,560	1,687,000
6.875%, 3/09/17 - 1/17/18 (a)(b)	4,342	3,437,645
7.50%, 1/15/16 (a)(b)	1,000	860,000
7.75%, 1/17/38 (a)(b)	2,447	1,810,780
8.50%, 10/12/35 (a)(b)	1,645	1,316,000
12.90%, 6/17/22 (a)(b)	1,930	1,610,006

		10,721,431

Pakistan - 0.1%
Republic of Pakistan
6.875%, 6/01/17 (a)(b)	1,227	490,800

Panama - 1.6%
Republic of Panama
6.70%, 1/26/36 (a)	1,317	1,191,885
8.875%, 9/30/27 (a)	2,709	2,939,265
9.375%, 4/01/29 (a)	5,435	6,073,613

		10,204,763

Philippines - 2.6%
Republic of Philippines
7.50%, 9/25/24 (a)	3,144	3,033,960
8.375%, 6/17/19 (a)	4,101	4,254,788
9.50%, 10/21/24 - 2/02/30 (a)	2,473	2,746,242
9.875%, 1/15/19 (a)	1,850	2,081,250
10.625%, 3/16/25 (a)	3,239	3,935,385

		16,051,625

Turkey - 3.0%
Republic of Turkey
6.875%, 3/17/36 (a)	7,016	5,542,640
7.00%, 6/05/20 (a)	3,400	3,026,000
7.375%, 2/05/25 (a)	10,649	9,530,855
9.50%, 1/15/14 (a)	641	701,895

		18,801,390

Ukraine - 0.1%
Government of Ukraine
6.385%, 6/26/12 (a)(b)	750	378,750
7.65%, 6/11/13 (a)(b)	729	357,210

		735,960

Uruguay - 0.7%
Republic of Uruguay
7.625%, 3/21/36 (a)	550	453,750
7.875%, 1/15/33 (a)(e)	1,377	1,143,267
9.25%, 5/17/17 (a)	2,814	2,926,560

		4,523,577

Venezuela - 2.3%
Republic of Venezuela
5.75%, 2/26/16 (a)(b)	5,477	2,478,342
6.00%, 12/09/20 (a)(b)	7,579	2,974,561
7.00%, 3/31/38 (a)	1,181	442,875
7.00%, 12/01/18 (a)(b)	4,632	2,061,240
7.65%, 4/21/25 (a)	6,508	2,668,280
9.00%, 5/07/23 (a)(b)	798	367,080
9.25%, 5/07/28 (a)(b)	3,683	1,703,388
9.375%, 1/13/34 (a)	3,019	1,418,930

		14,114,696

Total Emerging Markets - Sovereigns (cost $129,128,853)		102,845,854

GOVERNMENTS - TREASURIES - 5.7%
Treasuries - 5.7%
Brazil - 2.4%
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	2,401	908,137
12.50%, 1/05/22 (a)		25,811	11,364,628
12.50%, 1/05/16 (i)		6,406	2,837,140

			15,109,905

Colombia - 0.5%
Republic of Colombia
12.00%, 10/22/15 (a)	COP	6,455,000	3,049,773

Hungary - 0.4%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14 (a)	HUF	674,790	2,411,684

Mexico - 1.8%
Mexican Bonos
Series MI10
9.00%, 12/20/12 (a)	MXN	158,143	11,676,074

Peru - 0.6%
Peru Bono Soberano
8.20%, 8/12/26 (a)	PEN	5,561	1,862,288
Series 7
8.60%, 8/12/17 (a)		5,058	1,744,549

			3,606,837

Total Governments - Treasuries (cost $45,095,405)			35,854,273

QUASI-SOVEREIGNS - 4.3%
Quasi-Sovereign Bonds - 4.3%
Indonesia - 0.0%
Majapahit Holding BV
7.875%, 6/29/37 (a)(b)	US$	200	105,000

Kazakhstan - 1.4%
Intergas Finance BV
6.375%, 5/14/17 (a)(b)		8,000	4,800,000
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(b)		4,530	3,669,300

			8,469,300

Russia - 2.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		4,519	2,846,970
7.125%, 1/14/14 (a)(b)		4,785	3,636,600
7.75%, 5/29/18 (a)(b)		2,107	1,411,690
7.75%, 5/29/18 (b)		9,372	6,279,240

			14,174,500

Venezuela - 0.6%
Petroleos de Venezuela SA
5.25%, 4/12/17 (a)	10,017	3,856,545
5.375%, 4/12/27 (a)	340	109,650

		3,966,195

Total Quasi-Sovereigns (cost $33,696,589)		26,714,995

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Fixed Rate CMBS - 3.8%
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38 (a)	5,686	4,242,739
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	5,320	3,446,403
Series 2006-C4, Class AM
5.509%, 9/15/39 (a)	5,600	2,285,081
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43 (a)	670	324,285
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)	3,000	1,563,518
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49 (a)	7,600	3,499,241
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43 (a)	7,100	4,863,797
Series 2006-IQ12, Class AM
5.37%, 12/15/43 (a)	7,300	3,342,506

Total Commercial Mortgage-Backed Securities (cost $36,888,286)		23,567,570

BANK LOANS - 3.2%
Industrial - 2.7%
Basic - 0.3%
Celanese US Holdings LLC
2.94%, 4/02/14 (c)	990	804,670
Graphic Packaging Holding Co.
3.08%-4.19%, 5/16/14 (c)	1,232	1,048,342
Hexion Specialty
3.69%, 5/05/13 (c)	605	255,158
3.75%, 5/05/13 (c)	131	55,428

		2,163,598

Capital Goods - 0.1%
Graham Packaging
2.69%-6.31%, 10/07/11 (c)		990	791,633

Communications - Media - 0.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.91%, 7/03/14 (c)		1,237	936,034
Charter Communications Operating LLC
3.18%-4.29%, 3/06/14 (c)		992	760,777
CSC Holdings, Inc. (Cablevision)
2.08%, 3/29/13 (c)		1,237	1,110,456
Idearc, Inc. (Verizon)
2.42%-3.46%, 11/17/14 (c)		1,485	504,507
Univision Communications, Inc.
2.66%, 9/29/14 (c)		625	329,687
Wide Open West Finance LLC
2.91%-4.70%, 6/30/14 (c)		1,000	555,000

			4,196,461

Communications - Telecommunications - 0.2%
Charter Communications Operating LLC
8.50%, 3/06/14 (c)		1,241	1,076,862

Consumer Cyclical - Automotive - 0.1%
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (c)		440	264,383
Ford Motor Co.
5.00%, 12/15/13 (c)		1,237	443,054

			707,437

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
4.16%-4.46%, 1/28/15 (c)		1,489	922,519

Consumer Non-Cyclical - 0.5%
Aramark Corp.
2.02%-2.04%, 1/26/14 (c)	GBP	45	39,099
3.33%, 1/26/14 (c)		705	615,448
Carestream Health, Inc.
2.41%-3.17%, 4/30/13 (c)	US$	933	720,480
HCA, Inc.
3.71%, 11/18/13 (c)		1,732	1,431,523
Wrigley Jr Company
6.50%, 9/30/14 (c)		300	294,375

			3,100,925

Energy - 0.1%
Ashmore Energy International
0.03%-3.10%, 3/30/12 (c)		118	70,956
4.46%, 3/30/14 (c)		843	505,906

			576,862

Services - 0.3%
Sabre, Inc.
2.44%-3.17%, 9/30/14 (c)	1,250	563,125
West Corp.
7.25%, 10/24/13 (c)	1,241	992,500

		1,555,625

Technology - 0.3%
Asurion Corp.
3.39%-5.71%, 7/03/14 (c)	1,000	717,500
Freescale Semiconductor, Inc.
3.93%, 11/29/13 (c)	971	499,083
Sungard Data Systems, Inc.
2.14%-4.14%, 2/28/14 (c)	742	575,111

		1,791,694

		16,883,616

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc.
1.35%-2.65%, 11/01/13 (c)	55	44,584
4.13%, 11/01/13 (c)	425	346,024
5.97%, 5/01/14 (c)	1,000	480,000
Northeast Biofuels LLC
2.00%-8.75%, 6/28/13 (c)(e)	502	170,614
Texas Competitive Electric Holdings Company LLC
3.91%-5.89%, 10/10/14 (c)	1,732	1,199,241

		2,240,463

Financial Institutions - 0.2%
Finance - 0.2%
First Data Corp.
3.14%-3.16%, 9/24/14 (c)	1,485	936,150

REITS - 0.0%
Landsource Communities
8.25%, 5/31/09 (c)(e)	1,164	192,825

		1,128,975

Total Bank Loans (cost $27,855,178)		20,253,054

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 2.7%
Industrial - 2.0%
Communications - Telecommunications - 2.0%
Centaur Funding Corp.
9.08% (a)(b)	20,280	12,770,063

Financial Institutions - 0.7%
Banking - 0.6%
Capital One Capital II
7.50% (a)		130,000	2,197,000
Preferred Blocker, Inc.
7.00% (a)(b)		479	119,540
Royal Bank of Scotland Group PLC
Series N
6.35% (a)		100,000	499,000
Santander Finance Preferred SA Unipersonal
6.80% (a)		67,000	1,169,150

			3,984,690

REITS - 0.1%
Sovereign REIT
12.00% (a)(b)		501	350,700

			4,335,390

Total Non-Convertible - Preferred Stocks (cost $28,851,331)			17,105,453

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 1.7%
Brazil - 1.1%
Republic of Brazil
7.125%, 1/20/37 (a)	US$	2,588	2,659,170
8.25%, 1/20/34 (a)		3,722	4,177,945

			6,837,115

Peru - 0.6%
Republic of Peru
7.35%, 7/21/25 (a)		593	595,965
8.75%, 11/21/33 (a)		2,738	3,080,250

			3,676,215

Total Governments - Sovereign Bonds (cost $9,746,485)			10,513,330

EMERGING MARKETS - TREASURIES - 1.1%
Non Corporate Sectors - 1.1%
Treasuries - 1.1%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	726,000	322,965
Turkey Government Bond
16.00%, 3/07/12 (a)	TRY	11,157	6,823,330

Total Emerging Markets - Treasuries (cost $9,071,235)			7,146,295

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Floating Rate - 0.8%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A1
0.499%, 10/25/36 (a)(c)	US$	1,491	1,064,073
Series 2006-S5, Class A1
0.499%, 6/25/35 (a)(c)		156	138,630
Series 2007-S2, Class A1
0.529%, 5/25/37 (a)(c)		3,005	1,741,140
GMAC Mortgage Corp. Loan Trust
Series 2006-HE5, Class 2A1
0.459%, 2/25/37 (a)(c)		2,243	1,942,679

Total Asset-Backed Securities (cost $6,086,581)			4,886,522

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Financial Institutions - 0.2%
Banking - 0.2%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)(g)		900	406,152
Banco BMG SA
9.15%, 1/15/16 (a)(b)		1,300	988,000

			1,394,152

Industrial - 0.2%
Consumer Cyclical - Other - 0.1%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		727	581,600

Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	456	361,993

Technology - 0.0%
MagnaChip Semiconductor SA
8.00%, 12/15/14 (d)	US$	200	20

			943,613

Utility - 0.1%
Other Utility - 0.1%
MMG Fiduc (AES El Salvador)
6.75%, 2/01/16 (a)(b)		1,200	757,224

Total Emerging Markets - Corporate Bonds (cost $4,777,613)			3,094,989

INFLATION-LINKED SECURITIES - 0.4%
Brazil - 0.3%
Unibanco Grand Cayman
8.70%, 2/11/10 (a)(b)	BRL	3,840	1,544,932

Uruguay - 0.1%
Republic of Uruguay
3.70%, 6/26/37 (a)	UYU	46,467	849,227

Total Inflation-Linked Securities (cost $3,776,295)			2,394,159

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(b) (cost $521,629)	COP	1,142,000	399,166

	Shares
WARRANTS - 0.0%
Central Bank of Nigeria, expiring 11/15/20 (j)		2,500	225,000
Republic of Venezuela, expiring 4/15/20 (j)		48,195	0

Total Warrants (cost $0)			225,000

PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)		11,250	12,038
Federal National Mortgage Association
8.25% (a)(g)		51,350	56,485

Total Preferred Stocks (cost $1,530,000)			68,523

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (k) (cost $16,515,848)		16,515,848	16,515,848

Total Investments - 98.1% (cost $871,571,403) (l)			614,115,525
Other assets less liabilities - 1.9%			11,691,748

Net Assets - 100.0%			$625,807,273

Credit Default Swap Contracts on Corporate and Sovereign Issues

Referenced Obligation	Fixed Deal (Pay) Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Federal Republic of Brazil	3.09%	8/20/10	Citigroup Global Markets Limited	2.481%	$7,110	$165,979	$		$165,979
12.25%, 3/6/30
Republic of Philippines	4.95%	3/20/09	Citigroup Global Markets Limited	3.832%	1,410	10,127			10,127
10.625%, 3/16/25
Gazprom	9.25%	11/20/11	Goldman Sachs Bank USA	12.169%	8,400	(332,505)			(332,505)
8.625%, 4/28/34
Russian Federation	5.00%	12/20/09	Goldman Sachs Bank USA	10.255%	5,200	(236,482)		(332,800)	96,318
7.50%, 3/31/30
VTB Bank	11.50%	11/20/11	Goldman Sachs Bank USA	14.280%	4,400	(126,335)			(126,335)
4.25%, 2/15/16
OAO Gazprom	1.04%	10/20/10	JPMorgan Chase Bank, N.A.	13.386%	4,560	(797,898)			(797,898)
10.50%, 10/21/09
Petroleos De Venezuela	6.62%	5/20/09	JPMorgan Chase Bank, N.A.	27.096%	9,370	(429,213)			(429,213)
6.62%, 4/12/37
Kazakstan Zero Coupon, 1/20/10	0.00%	1/20/10	Morgan Stanley Capital Services Inc.	10.492%	7,800	(773,374)		(624,000)	(149,374)
Republic of Venezuela	5.00%	11/20/09	Morgan Stanley Capital Services Inc.	25.347%	10,900	(1,785,591)		(1,580,500)	(205,091)
9.25%, 9/15/27
RSHB	9.75%	11/20/13	Morgan Stanley Capital Services Inc.	9.662%	5,400	145,731			145,731
7.175%, 5/16/13

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 2/02/09	1,686	$2,186,608	$2,159,027	$27,581
Euro
settling 3/02/09	1,686	2,198,462	2,158,115	40,347
Mexican Nuevo Peso
settling 2/10/09	132,537	9,732,489	9,205,661	526,828

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays Capital	0.25%	12/31/09	$1,164,524
Chase Manhattan Bank	0.25%	2/10/09	2,720,121

			$3,884,645

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $571,517,956.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate market value of these securities amounted to $143,174,753 or 22.9% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)	Variable rate coupon, rate shown as of January 31, 2009.

(h)	Illiquid security, valued at fair value.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $3,935,982.

(j)	Non-income producing security.

(k)	Investment in affiliated money market mutual fund.

(l)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,996,326 and gross unrealized depreciation of investments was $(18,372,075), resulting in net unrealized depreciation of $(17,866,021).

An amount equivalent to U.S. $3,595,000 has been segregated to collateralize margin requirements for the open future contract at January 31, 2009.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2009, the fund’s total exposure to subprime investments was 0.30%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso

Glossary:

STP	-	Structured Product

Country Breakdown *

January 31, 2009 (unaudited)

Summary

50.7%	United States
7.2%	Russia
4.5%	Brazil
4.2%	Turkey
2.9%	Venezuela
2.6%	Philippines
2.6%	Canada
2.2%	Cayman Islands
2.0%	Colombia
1.9%	Mexico
1.9%	Kazakhstan
1.9%	Japan
1.8%	Argentina
10.9%	Other
2.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Bermuda, Dominican Republic, El Salvador, France, Germany, Ghana, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Jamaica, Luxembourg, Netherlands, Nigeria, Pakistan, Panama, Peru, Singapore, South Africa, Spain, Switzerland, Ukraine, United Kingdom and Uruguay.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$16,515,848	$	– 0	–
Level 2	435,949,827		(1,027,505)
Level 3	161,649,850		– 0	–

Total	$614,115,525		$(1,027,505)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/2008	$138,099,775	$	– 0	–
Accrued discounts /premiums	264,242		– 0	–
Realized gain (loss)	(16,621,118)		– 0	–*
Change in unrealized appreciation/depreciation	19,614,961		– 0	–
Net purchases (sales)	(2,367,132)		– 0	–
Net transfers in and/or out of Level 3	22,659,122		– 0	–

Balance as of 1/31/09	$161,649,850	$	– 0	–

Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$5,233,800	$	– 0	–

*	The realized gain (loss) recognized during the period ended 1/31/09 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009